STOCKHOLDERS' EQUITY (Details Textual) - USD ($)		1 Months Ended				3 Months Ended		12 Months Ended
	Jan. 06, 2015	Mar. 31, 2015	Jan. 31, 2015	Oct. 17, 2014	Jul. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Warrants To Purchase Common Stock		7,002,774				7,002,774
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						786,696		2,536,935	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price						$ 1.00		$ 0.53	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								2,616,041
Common Stock, Shares Authorized		75,000,000	75,000,000			75,000,000		37,000,000	37,000,000
Common Stock, Par or Stated Value Per Share		$ 0.001				$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized		5,000,000				5,000,000		8,000,000	8,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.001				$ 0.001		$ 0.001	$ 0.001
Equity Incentive Plan Description			In accordance with the rules of the TSX Venture Exchange regarding equity incentive plans, the number of shares that can be reserved for issuance under the 2011 Plan is equal to 20% of the Companys common stock outstanding at the completion of our initial public offering.			In accordance with the rules of the TSX Venture Exchange regarding equity incentive plans, the number of shares that can be reserved for issuance under the 2011 Plan is equal to 20% of the Companys common stock outstanding at the completion of the offering.
Common Stock, Capital Shares Reserved for Future Issuance		3,843,258				3,843,258
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 0.38		$ 0	$ 0
Share-based Compensation						$ 145,514	$ 362	$ 305,018	$ 16,207
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period						55,548		0	0
Proceeds from Stock Options Exercised						$ 55,548	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number								933,617	15,596	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms								8 years 7 months 20 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding								$ 646,768	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized								365,000
Stock Issued During Period, Value, New Issues								$ 2,489,999
Debt Conversion, Converted Instrument, Amount								0	$ 785
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs								$ 86,129
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period						0		91,095	1,307,728
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term						7 years 6 months 18 days		9 years 6 months 25 days	8 years 3 months 4 days	9 years 3 months 4 days
Two Agent [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		55,548
Proceeds from Stock Options Exercised		$ 55,548
Consultants [Member]
Class of Warrant or Right, Issued					100,000
Chief Executive Officer [Member]
Class of Warrant or Right, Expiration Term								10 years
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.26
Class of Warrant or Right, Issued								797,075
Class of Warrant or Right, Exercise Price of Warrants or Rights, fair value								$ 0.21
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								127,532
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price								$ 0.26
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value								$ 0.87
Payments of Stock Issuance Costs						$ 39,201
Deferred Compensation Arrangement with Individual, Common Stock Reserved for Future Issuance								6,230
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term								10 years
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								4 years
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								2 years
Employee Stock Option [Member] | Consultants [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price								$ 0.73
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value								0.52
Employee Stock Option [Member] | Employees [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price								0.26
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value								$ 0.18
Compensation Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			786,696
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 1.00
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding			The Compensation Options expire on July 6, 2016. Each whole warrant issuable upon exercise of Compensation Options is exercisable to acquire one share of common stock at an exercise price of $2.00 per share at any time up to January 6, 2017, subject to the Companys right to accelerate the expiration time of the warrants if at any time the volume-weighted average trading price of its common stock is equal to or exceeds $3.00 per share for twenty (20) consecutive trading days.
Common Stock [Member]
Stock Issued During Period, Shares, New Issues								0
Conversion of Stock, Shares Issued	5,400,000
Stock Issued During Period, Value, New Issues								$ 0
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs								0
Warrant [Member]
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding						The warrants are exercisable through January 6, 2017 at a price of $2.00 per share. The warrants are subject to the Companys right to accelerate the expiration time of the warrants if at any time the volume-weighted average trading price of its common stock is equal to or exceeds $3.00 per share for twenty (20) consecutive trading days.
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number		7,936,391				7,936,391
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Weighted Exercise Price		$ 1.80				$ 1.80
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms						2 years 7 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding		$ 1,038,575				$ 1,038,575
Class of Warrant or Right, Expiration Term					5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.26
Class of Warrant or Right, Exercise Price of Warrants or Rights, fair value					$ 0.24
Amendment [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			80,000,000
Common Stock, Shares Authorized			75,000,000
Common Stock, Par or Stated Value Per Share			$ 0.001
Preferred Stock, Shares Authorized			5,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.001
IPO and Private Placement [Member]
Warrants To Purchase Common Stock			6,975,000
Proceeds from Issuance or Sale of Equity			$ 13,950,000
Stock Issued During Period, Shares, New Issues			13,950,000
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding			Each whole warrant is exercisable to acquire one share of CohBar's common stock at a price of $2.00 per share at any time up to January 6, 2017, subject to CohBar's right to accelerate the expiration time of the warrants if at any time the volume-weighted average trading price of its common stock is equal to or exceeds $3.00 per share for twenty (20) consecutive trading days.
Proceeds from Debt, Net of Issuance Costs			$ 12,953,484
IPO [Member]
Class Of Warrant Or Rights Issued During Period			11,250,000
Share Price			$ 1.00
Proceeds from Issuance of Warrants			$ 11,250,000
Stock Issued During Period, Shares, New Issues			11,250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			786,696
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 1.00
Common Stock, Capital Shares Reserved for Future Issuance			6,453,069
Stock Issued During Period, Value, New Issues			$ 11,250,000
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs						$ 749,386		$ 749,386
Private Placement [Member]
Class Of Warrant Or Rights Issued During Period			2,700,000
Proceeds from Issuance of Warrants			$ 2,700,000
Stock Issued During Period, Shares, New Issues			2,700,000
Stock Issued During Period, Value, New Issues			$ 2,700,000
Series B Preferred Stock [Member]
Share Price								$ 0.50
Stock Issued During Period, Shares, New Issues								5,190,000
Preferred Stock, Par or Stated Value Per Share								$ 0.001
Conversion of Stock, Shares Converted	5,400,000
Conversion of Stock, Shares Issued			5,400,000
Stock Issued During Period, Value, New Issues								$ 5,190
Deferred Finance Costs, Current, Net								$ 59,920
Debt Conversion, Converted Instrument, Shares Issued								420,000
Debt Conversion, Converted Instrument, Amount								$ 210,000
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs								$ 0	$ 0
Series B Preferred Stock [Member] | Put Option [Member]
Share Price				$ 1.00
Series B Preferred Stock [Member] | IPO [Member]
Stock Issued During Period, Shares, New Issues								5,400,000
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs								$ 86,129
Series B Preferred Stock [Member] | IPO [Member] | Put Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				2,700,000